SEPTEMBER 30, 2013



Volumetric Fund, Inc.
A No-Load Mutual Fund
----------------------                                           3
Third Quarter
Report 2013
















               Volumetric Fund, Inc.

                     (Logo)




















To our shareholders:

We are pleased to report that Volumetric Fund's NAV closed out the third quarter at $20.28, up 17.5% from $17.26 since the beginning of the year. This included a 5.2% growth in the third quarter. During these periods we have essentially matched the Standard and Poor 500 Index.

The following table compares the Fund's overall performance to the major market indices, ever since the introduction of the 'Volume and Range' system on 9/1/2000.

                        Year to         Third          Since
                         Date          Quarter        9/01/00

Volumetric Fund	 	 + 17.5%	+ 5.2%		+ 77.5%
Dow-Jones		 + 15.4	  	+ 1.5		+ 34.6
NYSE Index.		 + 13.9	 	+ 5.9		+ 34.5
S&P 500 Index		 + 17.9	  	+ 5.0		+ 10.6
NASDAQ	 		 + 24.9	  	+ 8.1		- 10.9


The Standard & Poor 500 index has marginally outperformed Volumetric during the first nine months. This was mostly due to the fact that our average cash position was about 20% during this period. Please note however, as indicated above, since the introduction of the 'Volume & Range' system on September 1, 2000, we have significantly outperformed all the major market indices.

The Volumetric Index, which indicates the value of a hypothetical investment of $10,000 in the Fund on January 1, 1979, with all distributions reinvested, stood at $238,380, as of September 30, 2013. This is equivalent to a 9.5% compounded growth rate since the Fund's first full year of operation in 1979. The comparative Index table in the adjacent column indicates the long term performance of the Volumetric Index, as compared to the S&P 500 and the Dow-Jones indices.





COMPARATIVE INDEX TABLE

The following table shows the change in value of a $10,000 investment in Volumetric Fund since its inception, January 1, 1979, as measured by the Volumetric Index, in comparison with the Standard & Poor 500 Index and the Dow-Jones Industrials.

	Volumetric   S&P 500     Dow-Jones
12/31    Index         Index         Industrials

9/30/13	238,380		173,709		183,292
2012	200,834		147,323		158,708
2011	191,523		128,553		144,412
2010	190,622		128,810		136,883
2009	164,687		116,026		121,369
2008	135,347		93,981		102,163
2007	193,237	 	152,779		154,412
2006	187,400		138,992     	145,080
2005	176,228		129,881		133,135
2004	172,799		126,097		133,949
2003	152,246		115,692		129,861
2002	116,682		 91,543		103,621
2001	133,167		119,486	   	124,489
2000	139,355		137,372		133,986
1999	141,866		152,872		148,410
1998	134,918	    	127,898		114,054
1997	121,987		100,971		98,238
1996	103,189		77,072		80,102
1995	89,336		64,086		63,566
1994	76,104		47,786		47,632
1993	77,839		48,533		46,634
1992	76,311		45,335		41,007
1991	68,902		43,397		39,364
1990	50,963		34,539		32,716
1989	53,743		36,770		34,201
1988	46,349		28,896		26,938
1987	38,637		25,708		24,085
1986	39,225		25,197		23,552
1985	36,524	        21,983		19,213
1984	27,696		17,401		15,050
1983	25,963		17,161		15,635
1982	21,876		14,633		13,000
1981	18,712		12,751		10,869
1980	15,991		14,125		11,975
1979	11,630		11,231		10,419
1978	10,000		10,000		10,000










The Volumetric Index indicates the Fund's total return after expenses were deducted and dividend distributions were reinvested. Unlike the Fund, the S&P 500 and Dow indices are unmanaged. They have no expenses and brokerage costs to affect the results. The market indices do not include reinvested dividends. The table does not reflect the deduction of taxes that a shareholder would pay on distributions.




PORTFOLIO REVIEW

 	As noted earlier, during the third quarter, our average cash position was 20%. We purchased 9 new stocks during this period and sold 10.
Currently, we are having 68 securities in our portfolio. It includes 58 gainers and 10 losers. Our average stock is up 30.6%. At the end of the third quarter, our best performing stock was Yahoo, which has gained 113%. Our worst performer was McDermott with an 18% loss.

The following table shows our top ten percentage gainers, as of September 30, 2013.



				             % of Total
			        % Gain       Net Assets

1.  Yahoo			113.4%		1.78%
2.  OM Group			 97.2		1.76
3.  Alliant Techsystems		 90.0		1.66
4.  Deckers Outdoor		 87.4		1.69
5.  Tyson Foods			 79.4		1.52
6.  Electronic Arts		 78.6		1.48
7.  Ball Corporation		 78.0		1.30
8.  ITT Corp.			 75.8		1.53
9.  Pfizer			 75.6		1.37
10. Ingersoll Rand		 72.6		1.48



Purchases: Apollo Group, CSX Corp., Dolby Laboratories, DTE Energy, Lennar Corp., Potash Corp. of Saskatchewan, Pulte Group, Quest Diagnostics and Ralph Lauren.

Sales: Alcoa, Bank of NY Mellon, Big Lots, Guess? Inc., MDC Holdings, Procter & Gamble, Regis Corp., Republic Services, Sensient Technology, and Sysco. Our most profitable sale was MDC Holdings with a 40% realized gain,

PROXY VOTING INFORMATION

	Information is available to shareholders who are interested in the Fund's proxy voting record regarding its securities. This information is available without charge upon request. It may be obtained either by calling the Fund's toll-free number, 800-541-3863, or by visiting the SEC's website at www.sec.org.



OTHER NEWS

	During the fourth quarter, sometime in mid October, Volumetric will launch a new website. In addition to our daily NAV, the new website will contain historical and performance information about the Fund.

Volumetric Fund offers 'No Fee' Roth and Traditional IRA accounts. You may be eligible to contribute $5,500 to your IRA or $6,500, if you are age 50 or over. You may be interested in rolling over your 401(k) or another retirement account into Volumetric Fund. This is also a good time to review your beneficiary designations.

Volumetric Fund will declare its annual dividend and capital gain distributions in late December. The exact date of record, ex-dividend and payment dates will be determined by the Board of Directors in December.

OUTLOOK

In early October investors increased selling their stocks. This selling was due to their fear that the federal debt ceiling may be breached in late October and the Treasury would default on government debt. However, good news occurred on October 10. House Republicans and President Obama started negotiations on a proposal which would increase the limit on the debt ceiling by six weeks. On this news, the market sharply turned around with a 3% advance. In addition, Volumetric received a 'buy' signal. Consequently, we are now ready to become more aggressive and reduce our cash position.

We would like to thank you for your trust and confidence.

October 11, 2013


Sincerely,

/s/Gabriel J. Gibs	    /s/ Irene J. Zawitkowski
Gabriel J. Gibs		    Irene J. Zawitkowski
Chairman and CEO	    President





	  VOLUMETRIC FUND, INC.
	STATEMENT OF NET ASSETS
	  SEPTEMBER 30, 2013
	      (Unaudited)

Equities: 	80.7%
SHARES	COMPANY	 VALUE
 	Aerospace/Defense: 5.5%
 4,100	Alliant Techsystems Inc.		$399,996
 2,800	Boeing Co.				 329,000
10,000	Flir Systems, Inc.			 314,000
 3,300	General Dynamics Corp. 	 		 288,816
                                              ----------
		 			       1,331,812
                                              ----------
	Apparel: 0.9%
 1,300	Ralph Lauren				 214,149
                                              ----------
	Auto/Auto Parts: 1.3%
 2,400	O'Reilly Automotive Inc.*	   	 306,216
                                              ----------
	Building/Construction: 1.9%
 6,500	Lennar Corp. CL A			 230,100
13,400	Pulte Group				 221,100
                                              ----------
						 451,200
                                              ----------
 	Business Services: 4.5%
 7,400	ABM Industries				 196,988
 3,900	CACI International			 269,529
11,000	Miller, Herman				 320,980
 7,200	Paychex Inc.				 292,608
                                              ----------
					       1,080,105
                                              ----------
 	Chemicals: 4.7%
 4,600	Dupont					 269,376
 5,200	Mosaic Co.				 223,704
12,600	OM Group, Inc.*				 425,628
 7,300	Potash Saskachewan			 228,344
                                              ----------
 					       1,147,052
                                              ----------
	Computers, Hardware: 2.2%
14,000	Hewlett-Packard				 293,860
10,000	Intel					 229,210
                                              ----------
						 523,070
                                              ----------
	Computers/Software: 1.0%
 7,500	Microsoft				 249,600
                                              ----------
	Drugs: 4.9%
 3,100	Johnson & Johnson			 268,739
 5,098	Merck & Co. 				 242,711
 9,000	Mylan Inc.*				 343,530
11,500	Pfizer Inc.				 330,338
                                              ----------
					       1,185,318
                                              ----------
	Electrical/Semiconductor: 4.4%
16,000	Corning 				 233,440
 7,000	Dolby Laboratories			 241,570
 9,294	NCR Corp.*				 368,135
20,000	Polycom					 218,400
                                              ----------
					       1,061,545
                                              ----------
`	Foods/Beverage: 5.0%
 5,300	General Mills				 253,976
 5,300	Molson Coors Brewing			 265,689
13,000	Tyson Foods Inc., Class A		 367,640
 4,600	United Natural Food	 		 309,405
                                              ----------
					       1,196,710
                                              ----------
	Forest Products: 1.4%
 7,700	Avery Dennison				 335,104
                                              ----------
 	Indexes: 3.7%
 2,000	Dow-Jones ETF	  			 302,000
 3,500	SPDR S&P 500 Trust ETF			 588,035
                                              ----------
						 890,035
                                              ----------
	Insurance: 2.5%
10,000	Hartford Financial			 311,200
 4,000	United Health				 286,440
                                              ----------
						 597,640
                                              ----------
	Internet: 1.8%
13,000	Yahoo Inc.*				 431,210
                                              ----------
	*  Non-income producing security





SHARES	COMPANY	VALUE
	Leisure: 2.5%
 14,000 Electronic Arts*			$357,700
 13,500 International Game Technology		 255,555
                                              ----------
						 613,255
                                              ----------
`	Machinery: 2.8%
 7,000 	Ball Corporation			 314,160
 5,500 	Ingersoll Rand				 357,170
                                              ----------
   	 					 671,330
                                              ----------
	Materials/Metals: 0.9%
 6,500 	Freeport-McMoran Copper & Gold	 	 215,020
                                              ----------
	Medical/Health : 5.7%
 5,300 	AmerisourceBergen			 323,830
 5,500 	Cardinal Health	 			 286,825
 2,500 	Laboratory Corp. of America*		 247,850
 6,700 	Patterson Co. 				 269,240
 4,000 	Quest Diagnostics			 247,200
                                              ----------
					       1,374,945
                                              ----------
   	Misc./Diversified: 4.8%
 11,000 Apollo Group				 228,910
 10,300 ITT Corp.	 			 370,285
 6,300 	Rent-a-Center				 240,093
 5,900 	URS Corp.				 317,125
                                              ----------
					       1,156,413
                                              ----------
 	Oil/Energy: 1.7%
20,000	McDermott				 148,600
10,000	Newfield Exploration			 273,700
                                              ----------
						 422,300
                                              ----------
	Publishing: 1.2%
 4,600	McGraw-Hill				 301,714
                                              ----------
	Restaurants: 1.0%
 2,400	McDonalds Corp.				 230,904
                                              ----------
	Retail: 2.4%
 5,200	Dollar Tree Inc.*			 297,232
 3,700	Wal-Mart Stores Inc. 	 		 273,652
                                              ----------
						 570,884
                                              ----------
	Shoes: 2.8%
 6,200	Deckers Outdoor*			 408,704
10,700	Finish Line				 266,109
                                              ----------
		 				 674,813
                                              ----------
	Transportation/Shipping: 4.2%
 9,200	CSX					 236,808
 2,300	Fedex					 262,453
12,000	Greenbrier				 296,760
13,900	Knight Transportation			 229,628
                                              ----------
		 			       1,025,649
                                              ----------
	Utilities: 5.2%
 6,300	Atmos Energy Corp.			 268,317
 3,600	DTE Energy				 237,528
 7,800	OGE Energy Corp. 			 281,502
 6,600	Piedmont Natural Gas Co.		 217,008
 6,000	Wisconsin Energy			 242,280
                                              ----------
					       1,246,635
                                              ----------
TOTAL EQUITIES:
(COST:	$15,107,254)	 		      19,504,627
                                              ==========
CASH EQUIVALENTS/RECEIVABLES: 19.8%
   Cash						 177,201
   JP Morgan Chase Int Bearing Deposit Acct    4,461,029
   Dividends and interest receivable		  22,070
                                              ----------
TOTAL CASH EQUIVALENTS/ RECEIVABLES	       4,660,300
                                              ----------
TOTAL ASSETS		 		      24,164,927
   Less payables:		         	      -
                                             ===========
NET ASSETS: 100.0%			     $24,164,927
                                              ----------
VOLUMETRIC SHARES OUTSTANDING		       1,191,311
                                              ----------
NET ASSET VALUE PER SHARE		          $20.28
                                              ==========









Volumetric Fund, Inc.
---------------------
87 Violet Drive
Pearl River, New York 10965
Tel: 845-623-7637
800-541-FUND
www.volumetric.com

Investment Adviser and
Transfer Agent
---------------------

Volumetric Advisers, Inc.
Pearl River, New York

Custodian
---------

J.P. Morgan Chase
New York, New York

Independent Auditors
--------------------

BBD, LLP
Philadelphia, PA

Board of Directors

William P. Behrens
Gabriel J. Gibs, Chairman
Joseph Haupl
Alexandre M. Olbrecht, Dr.
Stephen Samitt
Allan A. Samuels
David L. Seidenberg
Raymond W. Sheridan
Irene J. Zawitkowski

Officers
--------

Gabriel J. Gibs
    Chief Executive Officer, Portfolio Co-Manager
Irene J. Zawitkowski
    President, Portfolio Co-Manager
Jeffrey M. Gibs
    Vice President, Chief Compliance Officer

Our prospectus is available on the Fund's website or by calling the Fund.